Financial Instruments and Risk Management (Details Textual) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Concentration Risk [Line Items]
Allowance for doubtful accounts, other receivables	4,357	0
Directcash Payments Inc [Member]
Concentration Risk [Line Items]
Due from one vendor	9,802	11,316